Long Term Investments, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2025	May 31, 2024
Schedule of Equity Method Investments [Line Items]
Impairment loss from long-term investments	$ 5,215	$ 30,007
Other Long-Term Investments [Member]
Schedule of Equity Method Investments [Line Items]
Impairment loss from long-term investments	$ 5,215	$ 30,007